CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Current assets:
Cash and cash equivalents	$ 1,416,407	$ 247,380	$ 724,982
Restricted cash	898,225	868,298	265,173
Accounts receivable, net of allowance of $234,049, $221,537 and $72,535 respectively	671,723	649,890	364,788
Prepaid expenses	93,250	45,884	165,426
Net assets from discontinued operations (Note 1)	5,250	5,250	113,822
Total current assets	3,084,855	1,816,702	1,634,191
Property and equipment:
Call center equipment	122,653	122,653	121,313
Computer and office equipment	67,561	66,118	61,036
Furniture and fixtures	36,447	36,446	32,914
Library (online)	100,000	100,000	100,000
Software	1,975,640	1,894,215	1,518,142
Total	2,302,301	2,219,432	1,833,405
Less accumulated depreciation and amortization	(1,044,098)	(938,703)	(569,665)
Total property and equipment, net	1,258,203	1,280,729	1,263,740
Courseware, net	127,493	108,882	208,095
Accounts receivable, secured - related party, net of allowance of $625,963, $625,963 and $502,315 respectively	146,831	146,831	270,478
Debt issuance costs, net	149,075	205,515
Other assets	25,181	25,181	25,181
Total assets	4,791,638	3,583,840	3,401,685
Current liabilities:
Accounts payable	536,659	454,783	313,405
Accrued expenses	170,205	143,975	128,569
Deferred revenue	624,152	653,518	904,590
Refunds Due Students	356,720	288,121	253,883
Loan payable to stockholder	491	491	491
Deferred rent, current portion	14,519	13,699	10,418
Convertible notes payable, current portion	175,000	175,000	200,000
Debenture payable, net of discounts of $328,428 and $452,771	1,911,572	1,787,229
Net liabilities from discontinued operations (Note 1)			124,504
Total current liabilities	3,789,318	3,516,816	1,935,860
Line of credit	244,028	244,175	250,000
Loan payable officer - related party	1,000,000	1,000,000
Convertible notes payable - related party	600,000	600,000	600,000
Deferred rent	3,752	7,751	21,450
Total liabilities	5,637,098	5,368,742	2,807,310
Commitments and contingencies - See Note 10 and Note 8
Stockholders' equity (deficiency):
Common stock, $0.001 par value; 120,000,000 shares authorized, 88,203,020 issued and 88,003,020 outstanding at July 31, 2014, 73,414,478 issued and 73,214,478 outstanding at April 30,2014, 58,573,222 issued and 58,373,222 outstanding at April 30, 2013	88,203	73,414	58,573
Additional paid-in capital	18,091,032	16,302,118	13,345,888
Treasury stock (200,000 shares)	(70,000)	(70,000)	(70,000)
Accumulated deficit	(18,954,695)	(18,090,434)	(12,740,086)
Total stockholders' equity (deficiency)	(845,460)	(1,784,902)	594,375
Total liabilities and stockholders' equity (deficiency)	$ 4,791,638	$ 3,583,840	$ 3,401,685